Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-derivative financial liabilities
Bank debt	$ 640,500	$ 874,500
Accounts payable and accrued liabilities	9,447	$ 11,794
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Bank debt	640,500
Interest on bank debt	41,258
Accounts payable and accrued liabilities	9,447
Performance share units	20,570
Pension liability	1,078
Lease liability	3,772
Class Action Settlement	41,500
Financial liabilities and contractual commitments, undiscounted cash flows	758,125
Non-Derivative Financial Instrument [Member] | 2020 [member]
Non-derivative financial liabilities
Bank debt	0
Interest on bank debt	4,176
Accounts payable and accrued liabilities	9,447
Performance share units	846
Pension liability	1,078
Lease liability	348
Class Action Settlement	41,500
Financial liabilities and contractual commitments, undiscounted cash flows	57,395
Non-Derivative Financial Instrument [Member] | 2021-2023 [member]
Non-derivative financial liabilities
Bank debt	0
Interest on bank debt	24,509
Accounts payable and accrued liabilities	0
Performance share units	19,724
Pension liability	0
Lease liability	2,342
Class Action Settlement
Financial liabilities and contractual commitments, undiscounted cash flows	46,575
Non-Derivative Financial Instrument [Member] | 2024 - 2025 [member]
Non-derivative financial liabilities
Bank debt	640,500
Interest on bank debt	12,573
Accounts payable and accrued liabilities	0
Performance share units	0
Pension liability	0
Lease liability	1,082
Class Action Settlement
Financial liabilities and contractual commitments, undiscounted cash flows	654,155
Non-Derivative Financial Instrument [Member] | 2025 [member]
Non-derivative financial liabilities
Bank debt	0
Interest on bank debt	0
Accounts payable and accrued liabilities	0
Performance share units	0
Pension liability	0
Lease liability	0
Class Action Settlement
Financial liabilities and contractual commitments, undiscounted cash flows	$ 0